Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

10.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between companies comprising the Group have been eliminated in the consolidation process and are not disclosed in this Note.

As of the date of these consolidated financial statements, there are no allowances for doubtful accounts between related entities.

The controlling company of Enel Chile is the Italian company Enel S.p.A.

Enel Chile S.A. provides administrative services to its subsidiaries, through a centralized cash contract used to finance cash deficits or consolidate cash surpluses. These accounts may have a debtor or creditor balance and are prepayable, short-term accounts with a variable interest rate that represents market conditions. To reflect these market conditions, the interest rates are reviewed periodically through an update procedure approved by the Boards of Directors of the respective companies.

10.1 Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2022 and 2021, are as follows:

a)	Receivables from related parties

						Current		Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2022	12-31-2021	12-31-2022	12-31-2021
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	184,318	90,777	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,619,319	1,543,540	—	—
Foreign	Enel Generación Costanera S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	187,436	184,990	—	—
Foreign	Enel Generación El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	14,390	14,203	-	-
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	US$	Other Services	322,890	320,138	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CLP	Other Services	222,193	-	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	15,178	14,980	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	1,451,125	1,435,123	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Common Immediate Parent	US$	Other Services	67,658	31,841	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	881,246	737,980	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	158,018	1,533,188	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	188,236	—	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Technical Services	389,126	486,802	—	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA	Chile	Associated	US$	Management services	-	3,239	—	—
77.157.781-4	Enel X AMPCI L1 Holdings SpA	Chile	Associated	US$	Management services	-	3,239	—	—
77.157.783-0	Enel X AMPCI L1 SpA	Chile	Associated	US$	Management services	-	16,471	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	267,241	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	974,759	-	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Technical Services	232,786	33,905	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	154,180	189,150	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	8,623,438	15,677,431	—	6,348,001
77.374.847-0	HIF H2 S.p.A	Chile	Joint venture	CLP	Capital advance	-	1,987,978	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	EUR	IT Services	-	96,464	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other Services	-	51,915	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	IT Services	122,891	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	1,627,025	734,715	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	89,269	140,226	—	—
Foreign	Endesa Energía	Spain	Common Immediate Parent	EUR	Gas Sales	31,754,264	-	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	28,514	29,197	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering Services	51,516	50,844	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	158,958	-	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	US$	Other Services	63,594	222,740	—	—
Foreign	Enel X North America Inc	United States	Common Immediate Parent	US$	Other Services	-	96,448	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	1,726,897	1,223,525	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	464,774	477,950	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	195,403,892	21,198,832	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	123,427	126,210	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Engineering Services	474,458	470,414	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	2,188	2,294	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	230,975	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	428,285	721,622	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	530,205	519,340	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	—	102,449	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	776,929	761,119	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	262,931	230,049	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	845,251	882,361	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	51,406	51,303	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	456,512	377,899	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	18,511	18,269	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	334,125	384,250	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	CLP	Other Services	71,534	71,862	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	1,228,039	1,036,601	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	605,760	558,576	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	78,511	77,487	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Engineering Services	1,364,051	489,630	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Other Services	4,450	4,411	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	784,712	776,841	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other Services	151,213	149,270	—	—
					Total	256,268,604	56,440,088	-	6,348,001

b)	Accounts payable to related parties

Taxpayer						Current		Non-current
ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2022	12-31-2021	12-31-2022	12-31-2021
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Generación Costanera S.A.	Argentina	Common Immediate Parent	US$	Purchase of materials	6,780	1,331,438	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	CLP	IT Services	83,004	81,921	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	18,083	17,846	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	33,026	-	—	—
Foreign	Enel Distribución Sao Paulo	Brazil	Common Immediate Parent	US$	Other Services	492,612	307,897	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	Other Services	1,057	1,478	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	179,409	2,515,035	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	-	144,953	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	3,891,398	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	IT Services	528,182	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	285,648	407,152	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other Services	197,933	246,923	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	18,616,494	6,484,164	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	CLP	Tolls	—	13,887	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other Services	—	5,167	—	—
Foreign	Enel Colombia S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other Services	35,836	—	—	—
Foreign	Enel Colombia S.A. E.S.P.	Colombia	Common Immediate Parent	COP	Other Services	-	5,077	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	29,270	-	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchase	508,311	501,677	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	88,636	-	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	658,207	561,326	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	656,798	225,322	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	88,171	536,809	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other Services	440,402	436,649	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	428,466,443	799,265,075	1,147,096,713	1,300,059,097
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	71,579	316,622	—	—
Foreign	Enel Energía	Italy	Common Immediate Parent	EUR	Other Services	552,771	556,018	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	1,327,547	1,324,716	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	9,025,183	5,916,002	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	70,811	95,565	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	8,123,201	5,977,965	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,329,550	3,050,405	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Engineering Services	215,601	203,833	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	1,298,786	1,304,026	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	819,835	787,719	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	24,982	26,185
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	US$	Commodity derivatives	74,001,856	36,208,560	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	8,739,608	7,562,517	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	534,305	303,992	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	273,636	274,891	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	35,965,138	31,580,956	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	21,467,585	17,274,445	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	16,387,650	16,248,379	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	6,528,805	4,485,802	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	325,189	330,865	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	14,243,095	2,532,663	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	5,453,612	5,170,559	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Engineering Services	1,113,099	1,145,568	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	1,552,756	1,617,382	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	990,303	1,033,214	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	1,678,743	1,880,143	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	229,338,163	16,527,560	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	1,939	1,923	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	11,149,442	9,935,189	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	3,485,259	2,142,992	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Dividends	14,369,214	-	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	5,708,090	5,410,491	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	121,786	127,063	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	935,155	890,918	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	12,779,052	8,826,081	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,189,548	403,567	—	—
Foreign	Tecnatom SA	Italy	Common Immediate Parent	EUR	Engineering Services	-	33,386	—	—
					Total	946,498,574	1,004,597,958	1,147,096,713	1,300,059,097

(*) See letter d below.

c)	Significant transactions and effects on profit or loss

The significant transactions with related companies that are not consolidated, are as follows:

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2022	2021	2020
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	180,214,107	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and others	7,859,162	5,632,424	5,021,265
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(443,243,955)	(314,415,258)	(164,410,577)
Foreign	Enel X S.R.L.	Italy	Matriz Común	Technical Services	(3,545,918)	(5,284,971)	(3,435,918)
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	Engineering Services	—	—	(5,097,105)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(2,260,739)	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	—	(2,230,293)	—
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(2,340,510)	(5,305,537)	(3,800,471)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	36,940,008	35,815,215	(37,771,702)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	166,792,281	—	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Purchase	—	(2,618,484)	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	—	(2,227,749)	(2,183,183)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(72,578,171)	(42,040,047)	(35,079,947)
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Technical Services	—	—	(3,172,872)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Engineering Services	—	—	(7,263,535)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(6,136,692)	(7,861,111)	(4,674,437)
76.802.924-3	Energía y Servicios South America SpA	Chile	Common Immediate Parent	IT Services	—	—	(2,128,624)

The transactions detailed in the preceding table correspond to all those that exceed Ch$2,000 million, by counterparty and nature of the transactions.

d)	Significant transactions
•	On December 21, 2018, Enel Finance International NV granted a revolving credit facility in US$ to Enel Chile for a committed amount of up to US$400 million, with a variable LIBOR 6M interest rate, plus an annual margin of 1.00% with the payment of interest every six months and a maturity date of December 21, 2022. The credit facility allowed Enel Chile S.A. to make indefinite drawings for up to the committed amount until June 21, 2019, defined as the availability period, during which Enel Chile S.A. must pay an annual availability fee equivalent to 35% of the margin on the undrawn amount. On June 3 and 18, 2019, Enel Chile withdrew the total amount of the line of credit. This revolving credit is unsecured, corresponds to a bullet maturity loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment, completed at least ten days prior to the prepayment date. Enel Chile will not pay any “breakage costs” if the prepayment date falls on an interest payment date.

As of December 31, 2022, this debt has been settled, and it was fully paid at maturity on December 21, 2022. As of December 31, 2021, the amount owed was US$400 million, equivalent to ThCh$337,876,000.

•	In June 2019, Enel Chile entered into a revolving credit facility with Enel Finance International N.V. in US$ for a total of US$50 million, at a LIBOR 1M, 3M or 6M variable rate plus a margin of 0.90%, with monthly, quarterly or semiannual interest payments, and a maturity date of June 24, 2024. During the availability period, Enel Chile will pay an annual availability commission equivalent to 0.25% the undrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least five business days prior to the due date of the obligation. On September 15, 2021, this line of credit was entirely drawn down. The interest period is defined upon each withdrawal at 1M, 3M, or 6M renewable, until the maturity of the credit line. On December 14, 2022, the credit line was fully paid off. As of December 31, 2022, this credit line is completely available. See Note 41.vi.
•	On January 3, 2020, Enel Finance International NV granted a loan in US$ to Enel Chile for up to US$200 million, with a fixed interest rate of 2.60%, with the payment of interest every six months and a maturity date of July 3, 2023. The loan obtained by Enel Chile is unsecured, corresponds to a bullet loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment, at least ten days prior to the prepayment date. Enel Chile will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2022, was US$200 million, equivalent to ThCh$171,172,000 (ThCh$168,938,000 as of December 31, 2021). As of December 31, 2022, accrued interest amounts to ThCh$2,262,323 (ThCh$12,201 as of December 31, 2021.
•	On March 11, 2020, Enel Finance International NV granted a loan in US$ to Enel Chile for up to US$400 million, with a fixed interest rate of 3.30%, with the payment of interest every six months and a maturity date of March 11, 2030. The loan obtained by Enel Chile is unsecured, corresponds to a bullet loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the “breakage costs,” by sending to Enel Finance International NV a request for early repayment at least ten days prior to the prepayment date. Enel Chile will not pay any “breakage costs” if the prepayment date falls on an interest payment date. The debt balance as of December 31, 2022, was US$400 million, equivalent to ThCh$342,344,000 (ThCh$337,876,000 as of December 31, 2021). As of December 31, 2022, accrued interest amounts to ThCh$3,546,113 (ThCh$3,468,860 as of December 31, 2021).
•	On April 1, 2021, Enel Chile secured an SDG-Linked loan of US$300 million from Enel Finance International N.V. This loan has a fixed interest rate of 2.50% (which is subject to compliance with a reduction of greenhouse gas emissions (CO2) until December 2023), semi-annual payments and matures on April 1, 2031. It is a bullet loan that has no guarantees and may be partially or totally prepaid in advance (principal and interest) without any penalty other than the “costs of failure”; by submitting a prepayment request to Enel Finance International NV thirty days prior to the prepayment date. As of December 31, 2022, the debt balance amounts to US$300 million, equivalent to ThCh$256,758,000 (as of December 31, 2021, it amounted to US$300 million, equivalent to ThCh$253,407,000). As of December 31, 2022, accrued interest amounts to ThCh$1,640,398 (ThCh$1,601,391 as of December 31, 2021).
•	On April 1, 2021, Enel Chile S.A. secured an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$290 million. This credit facility has a variable interest rate of LIBOR 1M, 3M or 6M + 1.00% spread, which is indexed to compliance with a reduction of greenhouse gas emissions to December 2023, with monthly, quarterly, or semi-annual interest payments and maturing on April 1, 2026. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability commission equal to 0.35% of the margin on the undrawn amount. This revolving credit facility has no guarantees and can be partially or totally prepaid in advance (principal and interest) along with any other costs under the agreement. Enel Chile S.A. has the right to renew a draw by sending a letter five (5) business days before expiration of the obligation. On May 4, 2021, a first draw was made for US$100 million. On July 6, 2021, a second draw was made for US$100 million. On September 15, 2021, a third draw was made for US$90 million. At the time of each draw, the interest period is defined at 1M, 3M or 6M renewable through the maturity of the facility. As of December 31, 2022, this credit line is US$290 million drawn, equivalent to ThCh$248,199,400 (US$290 million, equivalent to ThCh$244,960,100, as of December 31, 2021). As of December 31, 2022, accrued interest amounts to ThCh$1,855,378 (Th$345,148 as of December 31, 2021). See Note 41.i, ii and iii.
•	On June 30, 2021, the debt previously held by Enel Green Power S.A. was transferred to Enel Chile (see the next paragraph) under the following conditions: the debt has been refinanced by Enel Finance International NV for US$644 million, at a fixed interest rate of 2.82% per annum, with semi-annual interest payment (beginning on June 30, 2024) maturing on December 31, 2027. This debt can be voluntarily prepaid, including “breakage costs. As of December 31, 2022, the balance of this debt amounts to US$644 million, equivalent to ThCh$551,491,708 (as of December 31, 2021, it amounted to US$644 million, equivalent to ThCh$544,294,079). As of December 31, 2022, this debt does not have any accrued interest, which was fully paid on December 30, 2022.
•	On September 30, 2021, Enel Chile S.A. formalized an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$200 million. This credit line has a variable interest rate of LIBOR 1M, 3M or 6M + 1.15% margin (structured so that the interest rate relates to compliance with a reduction in the ratio of greenhouse effect gas emissions as of December 2023), with monthly, quarterly, or semi-annual interest payments, and matures on September 30, 2025. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability commission equal to 0.30% of the margin on the undrawn amount. This revolving credit facility has no guarantees and can be partially or fully prepaid (principal and interest) along with any other costs under the agreement. Enel Chile S.A. has the right to renew draws by sending a letter five (5) business days before the obligation expires. On October 8, 2021, the first draw was made for US$100 million, and the second on October 14, 2021, for US$100 million. Upon each draw from the credit line, the interest period is defined at 1M, 3M or 6M renewable until maturity. On December 14, 2022, the first prepayment of the credit line was made for US$100 million. On December 16, 2022, a second prepayment for US$100 million was made to repay 100% of the credit line. As of December 31, 2022, this credit line is completely available
•	On January 31, 2022, Enel Chile S.A. formalized a revolving line of credit with Enel Finance International N.V. in US$ for a total of US$300 million, at a SOFR 1M, 3M or 6M variable rate plus a margin of 0.75%, with monthly, quarterly or semiannual interest payments, and a maturity date of August 1, 2023. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 35% of the margin over the undrawn amount. On February 17, 2022, the first draw of the line was performed in the amount of US$200 million followed by a second draw of US$100 million on March 4, 2022. At the time of each draw, the interest period is defined as 1M, 3M or 6M, renewable until the line's maturity date. On December 16, 2022, the credit line was fully prepaid and was closed ahead of schedule.
•	On June 8, 2022, Enel Chile S.A. formalized a revolving line of credit with Enel Finance International N.V. in US$ for a total of US$150 million, at a SOFR 1M, 3M or 6M variable rate plus a margin of 0.86%, with monthly, quarterly or semiannual interest payments, and a maturity date of August 8, 2023. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 35% of the margin over the undrawn amount. On February 14, 2022, the first draw of the line was performed in the amount of US$100 million followed by a second draw of US$50 million on July 7, 2022. At the time of each draw, the interest period is defined as 1M, 3M or 6M, renewable until the line's maturity date. On December 14, 2022, the first prepayment of the credit line was made for US$100 million. On December 16, 2022, a second payment for US$50 million was made to repay 100% of the credit line. On December 16, 2022, this credit line was closed ahead of schedule.
•	On July 31, 2022, Enel Chile S.A. formalized a revolving line of credit with Enel Finance International N.V. in US$ for a total of US$250 million, at a SOFR 1M, 3M or 6M variable rate plus a margin of 0.77%, with monthly, quarterly or semiannual interest payments, and a maturity date of July 31, 2023. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 25% of the margin over the undrawn amount. On August 11, 2022, a first draw from the credit line was made for US$150 million. On August 19, 2022, a second draw was made for US$100 million. Upon each draw, the interest period is defined at 1M, 3M or 6M renewable until maturity of the credit line. On December 16, 2022, this credit line was fully prepaid and was closed ahead of schedule.

10.2 Board of directors and key management personnel

Enel Chile is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors in office as of December 31, 2022, was elected at the Ordinary Shareholders’ Meeting held on April 28, 2021, and comprises the following people:

•	Mr. Herman Chadwick Piñera
•	Mrs. Mónica Girardi
•	Mrs. Isabella Alessio
•	Mr. Salvatore Bernabei
•	Mr. Fernán Gazmuri Plaza
•	Mr. Pablo Cabrera Gaete
•	Mr. Luis Gonzalo Palacios Vásquez

At the Ordinary Board Meeting held on April 28, 2021, Mr. Herman Chadwick Piñera was elected as Chairman of the Board and Mr. Domingo Valdés Prieto as Secretary of the Board.

The Directors’ Committee was also appointed during the same Board Meeting, which is governed by Law No. 18,046 (the Chilean Corporations Law), and the Sarbanes-Oxley Act. This Committee comprises the Directors Mr. Fernán Gazmuri Plaza, Mr. Pablo Cabrera Gaete and Mr. Luis Gonzalo Palacios Vásquez. All the members of the Committee are independent Directors, in accordance with the provisions of Circular No. 1,956 issued by the CMF.

The Board of Directors has appointed Mr. Fernán Gazmuri Plaza as financial expert of Enel Chile’s Directors’ Committee. The Company’s Directors’ Committee has appointed Mr. Fernán Gazmuri Plaza as Chairman of the aforementioned corporate body and Mr. Domingo Valdés Prieto as its Secretary.

a)	Accounts receivable and payable and other transactions
-	Accounts receivable and payable

There are no outstanding balances receivable and payable between the Company and its Directors and Group Management.

-	Other transactions

There are no transactions other than remuneration between the Company and its Directors and Group Management.

b)	Guarantees given by the Company in favor of the directors

No guarantees have been given to the Directors.

c)	Compensation for directors

In accordance with Article 33 of Law No. 18,046 (Chilean Corporations Law), governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of Enel Chile.

A monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended, shall also be paid to each member of the Board of Directors. This compensation is broken down as follows:

-	UF 216 as a fixed monthly fee in any event; and
-	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the compensation of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Chile S.A participates in more than one Board of Directors of domestic or foreign subsidiaries and/or affiliates, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Chile S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Chile S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors of any of Enel Chile S.A.’s domestic or foreign subsidiaries, affiliates or investee in any way. However, said remunerations or per diem allowances may be received by the executive officers as long as they are previously and expressly authorized as advances of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

-	UF 72 as a fixed monthly fee, in any event, and
-	UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding fiscal year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2022, 2021 and 2020:

				December 31, 2022
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2022	250,419	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January -December 2022	125,209	-	41,688
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2022	125,209	-	41,688
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January -December 2022	125,209	-	41,688
Foreign	Monica Girardi	Director	January -December 2022	-	-	-
Foreign	Isabella Alessio	Director	January -December 2022	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2022	-	-	-
			TOTAL	626,046	-	125,064

				December 31, 2021
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2021	216,204	-	-
Foreign	Giulio Fazio	Director	January -March 2021	-	-	-
4.461.192-9	Fernan Gazmuri Plaza	Director	January -December 2021	105,796	-	34,466
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2021	108,102	-	36,028
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January -March 2021	25,910	-	8,637
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	April - December 2021	76,460	-	25,481
Foreign	Monica Girardi	Director	April - December 2021	-	-	-
Foreign	Isabella Alessio	Director	April - December 2021	-	-	-
Foreign	Daniele Caprini	Director	January -March 2021	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2021	-	-	-
			TOTAL	532,472	-	104,612

				December 31, 2020
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2020	207,918	-	-
Foreign	Giulio Fazio	Director	January -December 2020	-	-	-
4.461.192-9	Fernan Gazmuri Plaza	Director	January -December 2020	103,959	-	34,653
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2020	103,959	-	34,653
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January -December 2020	103,959	-	34,653
Foreign	Daniele Caprini	Director	January -December 2020	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2020	-	-	-
			Total	519,795	-	103,959

10.3 Compensation of key management personnel

Enel Chile’s key management personnel as of December 31, 2022 is comprised of the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Fabrizio Barderi (1)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli	Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela (2)	Internal Audit Manager
27.965.892-2	Montserrat Palomar Quilez (3)	Sustainability and Relationship Manager
(1)	On March 1, 2022, Mr. Fabrizio Barderi was appointed Chief Executive Officer, replacing Mr. Paolo Palloti.
(2)	On February 1, 2022, Mr. Juan Francisco Díaz Valenzuela was appointed Internal Audit Manager, replacing Mr. Eugenio Belinchon Gueto.
(3)	On November 1, 2022, Ms. Montserrat Palomar Quilez took over as Sustainability and Relations Manager.

10.4 Incentive plans for key management personnel

Enel Chile has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation received by key management personnel as of December 31, 2022, 2021 and 2020 was as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	ThCh$	ThCh$	ThCh$
Remuneration	2,241,508	2,060,928	2,133,063
Short-term benefits for employees	261,306	260,400	272,714
Other long-term benefits	143,969	38,713	146,404
Total	2,646,783	2,360,041	2,552,181

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

10.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key Management personnel based on the share price of the Enel Chile common stock.

10.6 Restricted stock unit program

In 2022, under an established restricted stock unit (“RSU”) program that was implemented for that year only, certain key personnel of Enel Chile received a one-time issuance of Enel S.p.A. shares for the corresponding RSU award. These shares were not issued on a discretionary basis, but were automatically issued upon vesting of the RSUs on a pre-established date once certain performance-based vesting conditions were met. The cost of the RSU program is subject to an outstanding recharge agreement; accordingly, such cost has been supported by Enel Chile. This agreement establishes that all fixed and variable remuneration of certain expatriate executives (whether in cash or in kind) is paid by the company to which the expatriate executive provides services. The cost of the program amounted to ThCh$27,395. This cost is included in the item Remuneration Expenses for 2022.